Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for doubtful accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 69,693	$ 80,350	$ 77,115
Additions	16,369	16,231	22,191
Deductions/ Adjustments	(32,529)	(26,888)	(18,956)
Balance at End of Year	53,533	69,693	80,350
Valuation allowance for deferred tax assets
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	22,581	23,562	58,505
Additions	35,731	0	0
Deductions/ Adjustments	0	(981)	(34,943)
Balance at End of Year	$ 58,312	$ 22,581	$ 23,562